Share capital - Conditional share capital for employee benefit plans (Details)	12 Months Ended
Dec. 31, 2022 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Employee Benefit Plans [Member]
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Employee Benefit Plans [Member] | Top of Range [Member]
Conditional Share Capital [Abstract]
Maximum aggregate amount of ordinary shares | SFr	SFr 96,000
Issuance of ordinary shares (in shares) | shares	4,800,000